Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Jul. 29, 2017
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2017